Note 18 - Trade Receivables, Net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	$ 265,898	$ 195,848
Not guaranteed	2,273,537	1,150,344
Guaranteed and not guaranteed	$ 2,539,435	$ 1,346,192
Expected loss rate	0.06%	0.06%
Allowances for doubtful accounts	$ (1,657)	$ (833)
Nominative allowances for doubtful accounts	(43,838)	(46,287)
Net Value	2,493,940	1,299,072	$ 968,148
Current trade receivables, not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	237,784	185,238
Not guaranteed	1,756,707	951,356
Guaranteed and not guaranteed	$ 1,994,491	$ 1,136,594
Expected loss rate	0.03%	0.04%
Allowances for doubtful accounts	$ (654)	$ (401)
Nominative allowances for doubtful accounts
Net Value	1,993,837	1,136,193
Current trade receivables, past due, less than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	27,431	9,894
Not guaranteed	465,423	148,412
Guaranteed and not guaranteed	$ 492,854	$ 158,306
Expected loss rate	0.18%	0.20%
Allowances for doubtful accounts	$ (920)	$ (367)
Nominative allowances for doubtful accounts	(1,541)	(1,391)
Net Value	490,393	156,548
Current trade receivables, past due, greater than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	683	716
Not guaranteed	51,407	50,576
Guaranteed and not guaranteed	$ 52,090	$ 51,292
Expected loss rate	0.77%	0.84%
Allowances for doubtful accounts	$ (83)	$ (65)
Nominative allowances for doubtful accounts	(42,297)	(44,896)
Net Value	$ 9,710	$ 6,331